Label	Element	Value
Cambria Global Asset Allocation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Global Asset Allocation ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD) (the "Shareholder Yield ETF")

Cambria Foreign Shareholder Yield ETF (FYLD) (the "Foreign Shareholder Yield ETF")

Cambria Emerging Shareholder Yield ETF (EYLD) (the "Emerging Shareholder Yield ETF")

Cambria Sovereign Bond ETF (SOVB) (the "Sovereign Bond ETF")

Cambria Global Value ETF (GVAL) (the "Global Value ETF")

Cambria Global Momentum ETF (GMOM) (the "Global Momentum ETF")

Cambria Value and Momentum ETF (VAMO) (the "Value and Momentum ETF")

Cambria Global Asset Allocation ETF (GAA) (the "Global Asset Allocation ETF")

Cambria Tail Risk ETF (TAIL) (the "Tail Risk ETF")

(each, a "Fund" and, collectively, the "Funds")

Supplement dated June 8, 2020 to:

•	each Fund's Summary Prospectus, dated September 1, 2019, as amended or supplemented (collectively, the "Summary Prospectuses"); and
•	the Funds' Statutory Prospectus, dated September 1, 2019, as amended or supplemented (the "Statutory Prospectus," and, together with the Summary Prospectuses, the "Prospectuses").

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds' after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

8.	In the "Performance" section of the Global Asset Allocation ETF's Summary Prospectus, and the corresponding section of the Statutory Prospectus, the "Average Annual Total Returns" table is hereby deleted and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the period ending December 31, 2018
Supplement Closing [Text Block]	ck0001529390_SupplementClosingTextBlock	Please retain this supplement for future reference.
Cambria Global Asset Allocation ETF | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2014
Cambria Global Asset Allocation ETF | S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.44%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2014
Cambria Global Asset Allocation ETF | Cambria Global Asset Allocation Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Cambria Global Asset Allocation Index (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.69%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2014
Cambria Global Asset Allocation ETF | Cambria Global Asset Allocation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.85%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2014
Cambria Global Asset Allocation ETF | Cambria Global Asset Allocation ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.68%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2014
Cambria Global Asset Allocation ETF | Cambria Global Asset Allocation ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.79%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2014

[1]	The Fund's objective changed effective January 1, 2019. Prior to that date, the Fund was actively managed and sought to track the performance, before fees and expenses, of the Cambria Global Asset Allocation Index. As of January 1, 2019, the Fund is actively managed and seeks income and capital appreciation from investments in exchange-traded vehicles.